Options and Warrants (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Warrants Outstanding, Shares	19,530,441	12,307,558	4,410,991
Warrants Outstanding, Weighted Average Exercise Price	$ 1.08	$ 0.86	$ 0.64
Granted	2,705,513	8,187,817	7,946,500
Granted	$ 1.00	$ 1.31	$ 1.00
Exercised	0	(680,000)	(35,000)
Exercised	$ 0	$ 0.03	$ 0.50
Forfeited	0	(284,934)	0
Forfeited	$ 0	$ 0.48	$ 0
Cancelled	0	0	(14,933)
Cancelled	$ 0	$ 0	$ 2.50
Expired	0	0	0
Expired	$ 0	$ 0	$ 0
Warrants Outstanding, Shares	22,235,954	19,530,441	12,307,558
Warrants Outstanding, Weighted Average Exercise Price	$ 1.07	$ 1.08	$ 0.86